Other income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other income
	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Foreign exchange gain	264,158	65,015
Interest income	3	12,002
Gain from disposal of motor vehicle	-	2,130
Government grants	18,052	33,511
Grant from AEPW[1]	-	40,320
Warehousing and logistic services	-	36,357
	282,213	189,335

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell

	2023	2022
	US$	US$
Interest income	18,308	4
Gain from disposal of motor vehicle	-	26,586
Government grants	42,819	76,588
Grant from AEPW[1]	72,000	116,000
Warehousing and logistic services	36,357	175,650
Others	335	1,545
	169,819	396,373

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell